Redeemable Convertible Preferred Shares - Redemption Rights (Details)	May 10, 2018
Series A-1 Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Minimum holding percentage for redemption of preferred stock	50.00%
Annual interest percentage for determination of redemption price of preferred stock	8.00%
Series A-2 Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Minimum holding percentage for redemption of preferred stock	50.00%
Annual interest percentage for determination of redemption price of preferred stock	8.00%
Series B Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Minimum holding percentage for redemption of preferred stock	50.00%
Annual interest percentage for determination of redemption price of preferred stock	8.00%
Series C Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Minimum holding percentage for redemption of preferred stock	75.00%
Annual interest percentage for determination of redemption price of preferred stock	8.00%
Series D Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Minimum holding percentage for redemption of preferred stock	50.00%
Annual interest percentage for determination of redemption price of preferred stock	15.00%
Series E Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Minimum holding percentage for redemption of preferred stock	50.00%
Annual interest percentage for determination of redemption price of preferred stock	15.00%